Principal activities and organization (Tables)	12 Months Ended
Dec. 31, 2016
Principal activities and organization
Schedule of percentage of legal ownership in major subsidiaries, VIEs and VIEs' subsidiaries

	Equity interest held	Place and Date of incorporation or date of acquisition
Subsidiaries
Beijing Jingdong Century Trade Co., Ltd. (“Jingdong Century”)	100%	Beijing, China, April 2007
Guangzhou Jingdong Trading Co., Ltd.	100%	Guangzhou, China, July 2007
Shanghai Yuanmai Trading Co., Ltd.	100%	Shanghai, China, August 2007
Jiangsu Jingdong Information Technology Co., Ltd.	100%	Jiangsu, China, June 2009
Chengdu Jingdong Century Trading Co., Ltd. (“Chengdu Century”)	100%	Chengdu, China, December 2009
Beijing Jingdong Century Information Technology Co., Ltd.	100%	Beijing, China, September 2010
Wuhan Jingdong Century Trading Co., Ltd.	100%	Wuhan, China, February 2011
Shanghai Shengdayuan Information Technology Co., Ltd. (“Shanghai Shengdayuan”)	100%	Shanghai, China, April 2011
Jingdong E-Commerce (Express) Hong Kong Co., Ltd.	100%	Hong Kong, China, August 2011
Jingdong Technology Group Corporation	100%	Cayman Islands, November 2011
Shenyang Jingdong Century Trading Co., Ltd.	100%	Shenyang, China, January 2012
Jingdong Logistics Group Corporation	100%	Cayman Islands, January 2012
Jingdong E-Commerce (Logistics) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
Jingdong E-Commerce (Trade) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
JD.com International Limited(“JD International”)	100%	Hong Kong, China, February 2012
Beijing Jingdong Shangke Information Technology Co., Ltd. (“Beijing Shangke”)	100%	Beijing, China, March 2012
Tianjin Star East Co., Ltd.	100%	Tianjin, China, April 2012
Beijing Jingbangda Trade Co., Ltd.	100%	Beijing, China, August 2012
Shanghai Jinghui Microcredit Co., Ltd.	100%	Shanghai, China, December 2013
Chongqing Jingdong Haijia E-commerce Co., Ltd. (“Chongqing Haijia”)	100%	Chongqing, China, June 2014
Beijing Jinghui Microcredit Co., Ltd.	100%	Beijing, China, September 2014

Place and Date of incorporation or date of acquisition
VIEs
Beijing Jingdong 360 Degree E-commerce Co., Ltd. (“Jingdong 360”)	Beijing, China, April 2007
Fortune Rising Holdings Ltd. (“Fortune Rising”)	British Virgin Islands, May 2008
Jiangsu Yuanzhou E-commerce Co., Ltd. (“Jiangsu Yuanzhou”)	Jiangsu, China, September 2010
Suqian Limao Donghong Investment Management Co., Ltd. (“Suqian Limao”)	Jiangsu, China, December 2015

VIEs’ Subsidiaries
Beijing Jingdong Financial Technology Holding Co., Ltd. (formerly known as Beijing Jingdong Shangboguangyi Investment Management Co., Ltd. )	Beijing, China, September 2012
Chinabank Payment Business Services Co., Ltd. (“Chinabank Payment”)	Beijing, China, Acquired in October 2012
Chinabank Payment Technology Co., Ltd. (“Chinabank Payment Technology”)	Beijing, China, Acquired in October 2012
Shanghai Banghui Commercial Factoring Co., Ltd.	Shanghai, China, June 2013

Schedule of consolidated financial information

	As of December 31,
	2015	2016
	RMB	RMB
Total assets	12,369,251	46,480,948
Total liabilities	12,705,021	40,938,812

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Total net revenues	3,431,134	4,637,086	8,443,868
Net loss	(41,228)	(293,862)	(1,033,348)

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net cash provided by operating activities	1,450,744	1,394,182	693,572
Net cash used in investing activities	(494,633)	(169,549)	(32,808,451)
Net cash provided by financing activities	438,891	610,194	32,462,465

Net increase in cash and cash equivalents	1,395,002	1,834,827	347,586
Cash and cash equivalents at beginning of year	333,378	1,728,380	3,563,207

Cash and cash equivalents at end of year	1,728,380	3,563,207	3,910,793